Inventories (Details Narrative) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventories - Schedule Of Inventories
Impairment losses on inventories	€ 5	€ 24